Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share (Tables) [Abstract]
Reconciliation of the numerators and denominators of the basic and diluted earnings per share computations

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations.

	For the Year Ended December 31,

	2011			2010			2009

	Income	Shares	Per Share Amount	Income	Shares	Per Share Amount	Income	Shares	Per Share Amount

	(In thousands, except per share data)

Net (loss) income	$(735,989)			$537,206			$527,244

Basic (loss) earnings per share:
(Loss) income available to common stockholders	$(735,989)	494,629	$(1.49)	$537,206	493,033	$1.09	$527,244	488,908	$ 1.08

Effect of dilutive common stock equivalents	-	-		-	1,281		-	2,388

Diluted (loss) earnings per share:
(Loss) income available to common stockholders	$(735,989)	494,629	$(1.49)	$537,206	494,314	$1.09	$527,244	491,296	$ 1.07